Discontinued Operations - Reconciliation of Major Classes of Line Items Constituting Income (Loss) from Discontinued Operations, Net of Tax as Presented in Statements of Income (Detail) - USD ($)
$ in Millions
	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Sales		$ 1,737	$ 2,394
Costs and expenses
Cost of goods sold		1,635	2,310
Depreciation and amortization		13	45
Selling, general and administrative		58	95
Equity income		(11)	(8)
Other expense			18
Income (loss) from discontinued operations before income taxes and gain on divestiture		42	(66)
Income taxes		20	(24)
Income (loss) from discontinued operations before gain on divestiture		22	(42)
Gain on divestiture of discontinued operations, net of tax	$ 45	45
Income (loss) from discontinued operations, net of tax		$ 67	$ (42)